Condensed Financial Information of the Company - Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statement of cash flows
Net cash generated from operating activities	¥ 121,929,292	$ 16,704,245	¥ 94,162,531	¥ 48,507,860
CASH FLOW FROM INVESTING ACTIVITIES
Others	35,152	4,816	129,789
Net cash used in investing activities	(118,356,036)	(16,214,711)	(55,431,278)	(22,361,670)
CASH FLOW FROM FINANCING ACTIVITIES
Repurchase of convertible bonds	(91)	(12)	(8,968,817)
Others	1,255	171	8,191	10,079
Net cash generated from/(used in) financing activities	1,164	159	(8,960,626)	10,079
Exchange rate effect on cash, cash equivalents and restricted cash	840,096	115,093	(291,139)	100,177
Increase in cash, cash equivalents and restricted cash	4,414,516	604,786	29,479,488	26,256,446
Cash, cash equivalents and restricted cash at beginning of the year	121,779,905	16,683,779	92,300,417	66,043,971
Cash, cash equivalents and restricted cash at end of the year	126,194,421	17,288,565	121,779,905	92,300,417
Parent Company | Reportable legal entity
Statement of cash flows
Net cash generated from operating activities	(46,208)	(6,331)	71,615	(24,202)
CASH FLOW FROM INVESTING ACTIVITIES
Cash received from subsidiaries, the VIE and subsidiaries of the VIE, net	51,909	7,112	8,816,124	65,707
Others	(7,363)	(1,009)
Net cash used in investing activities	44,546	6,103	8,816,124	65,707
CASH FLOW FROM FINANCING ACTIVITIES
Repurchase of convertible bonds	(91)	(12)	(8,968,817)
Others	1,255	171	8,191	10,079
Net cash generated from/(used in) financing activities	1,164	159	(8,960,626)	10,079
Exchange rate effect on cash, cash equivalents and restricted cash	231	32	14,450	7,700
Increase in cash, cash equivalents and restricted cash	(267)	(37)	(58,437)	59,284
Cash, cash equivalents and restricted cash at beginning of the year	3,116	427	61,553	2,269
Cash, cash equivalents and restricted cash at end of the year	¥ 2,849	$ 390	¥ 3,116	¥ 61,553